Income Taxes - Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Provision for income taxes at statutory rate			$ (29,863)	$ (15,984)	$ (25,400)
Prior year provision true-ups			3,164	(157)	982
State taxes, net of federal benefit			(7,522)	(7,525)	(2,769)
Certain stock-based compensation expenses			2,412	430	536
Non-deductible lobbying expenses			1,885	1,352	2,505
Non-deductible acquisition expenses			2,068
Change in valuation allowance			19,988	21,584	(66,370)
Impact of federal rate change on net deferred taxes					90,889
Net operating loss write-off			7,246
Other			680	405	(163)
Total provision	$ 9	$ 8	$ 58	$ 105	$ 210